Risk management_Credit risk exposure by industries (Details) $ in Thousands		Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 320,106,078,000,000	[1]	$ 294,729,839	₩ 293,717,693,000,000	[1]
Securities at amortized cost		17,020,839,000,000		15,671,521	20,320,539,000,000
Financial assets at FVTPL	[2]	10,513,926,000,000			5,499,362,000,000
Financial assets at FVTOCI	[3]	28,948,141,000,000			26,795,161,000,000
Derivative assets (Designated for hedging)		174,820,000,000		$ 160,962	121,131,000,000
Off balance sheet item
Off-balance accounts		123,898,136,000,000			116,270,591,000,000
Total		500,661,940,000,000			462,724,477,000,000
Service
Categories of financial assets
Loans and other financial assets at amortized cost		56,627,927,000,000			51,233,088,000,000
Securities at amortized cost		492,172,000,000			8,545,838,000,000
Financial assets at FVTPL		301,296,000,000			162,780,000,000
Financial assets at FVTOCI		475,881,000,000			85,609,000,000
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		18,828,656,000,000			17,813,366,000,000
Total		76,725,932,000,000			77,840,681,000,000
Manufacturing
Categories of financial assets
Loans and other financial assets at amortized cost		35,933,953,000,000			32,983,972,000,000
Securities at amortized cost		6,691,000,000			0
Financial assets at FVTPL		234,712,000,000			128,666,000,000
Financial assets at FVTOCI		207,903,000,000			139,098,000,000
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		21,460,581,000,000			23,841,881,000,000
Total		57,843,840,000,000			57,093,617,000,000
Finance and insurance
Categories of financial assets
Loans and other financial assets at amortized cost		35,450,774,000,000			36,141,770,000,000
Securities at amortized cost		8,926,909,000,000			10,979,001,000,000
Financial assets at FVTPL		8,520,127,000,000			4,084,698,000,000
Financial assets at FVTOCI		23,017,149,000,000			18,968,456,000,000
Derivative assets (Designated for hedging)		174,820,000,000			121,131,000,000
Off balance sheet item
Off-balance accounts		12,086,935,000,000			10,015,897,000,000
Total		88,176,714,000,000			80,310,953,000,000
Construction
Categories of financial assets
Loans and other financial assets at amortized cost		3,493,000,000,000			3,291,001,000,000
Securities at amortized cost		302,225,000,000			364,591,000,000
Financial assets at FVTPL		32,240,000,000			39,193,000,000
Financial assets at FVTOCI		142,396,000,000			10,047,000,000
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		4,060,358,000,000			4,161,139,000,000
Total		8,030,219,000,000			7,865,971,000,000
Individuals
Categories of financial assets
Loans and other financial assets at amortized cost		172,116,780,000,000			155,120,055,000,000
Securities at amortized cost		0			0
Financial assets at FVTPL		14,619,000,000			15,430,000,000
Financial assets at FVTOCI		0			9,241,000,000
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		62,477,117,000,000			53,335,209,000,000
Total		234,608,516,000,000			208,479,935,000,000
Other business
Categories of financial assets
Loans and other financial assets at amortized cost		16,483,644,000,000			14,947,807,000,000
Securities at amortized cost		7,292,842,000,000			431,109,000,000
Financial assets at FVTPL		1,410,932,000,000			1,068,595,000,000
Financial assets at FVTOCI		5,104,812,000,000			7,582,710,000,000
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		4,984,489,000,000			7,103,099,000,000
Total		₩ 35,276,719,000,000			₩ 31,133,320,000,000

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	Financial assets at FVTOCI has been disclosed as the amount before deducting allowance for credit losses because allowance for credit losses does not reduce the carrying amount.